Reserves	12 Months Ended
Jun. 30, 2024
Reserves [Abstract]
RESERVES

23.    RESERVES

	30 June 2024 $	30 June 2023 $
Foreign currency translation reserve	(4,412,219)	(3,591,785)
NASDAQ listing reserve	43,998,710	—
Share-based payment reserve	790,690	—
	40,377,181	(3,591,785)

Foreign Currency Translation Reserve

The foreign currency translation reserve is used to record exchange differences arising from the translation of financial statements of foreign subsidiaries.

	30 June 2024 $	30 June 2023 $
Balance at beginning of year	(3,591,785)	(4,950,566)
Foreign currency exchange differences arising on translation of foreign operations	(820,434)	1,358,781
Balance at end of year	(4,412,219)	(3,591,785)

Share-based Payment Reserve

The share-based payment reserve records items recognised as expenses on valuation of employee share options and options issued to directors and consultants.

	30 June 2024 $	30 June 2023 $
Balance at beginning of year	—	—
Issue of RSUs to Directors and management (note 24)	608,156	—
Issue of shares to Directors and management in lieu of fees(i)	182,534	—
Balance at end of year	790,690	—

On 7 June 2024, the Company issued 50,765 shares to directors and management of the Company in lieu of director and consulting fees paid covering the period 29 February 2024 to 30 June 2024. The shares have been valued based on the trading price on the date of issue and vest in full on 28 February 2025, provided the recipient has not experienced a termination of employment or service with the Company or its subsidiaries on or prior to the vesting date. An amount of $182,534 has been booked in the accounts at 30 June 2024.

NASDAQ Listing Reserve

The NASDAQ listing reserve records items recognised in respect to the Company’s listing on the NASDAQ.

	30 June 2024 $	30 June 2023 $
Balance at beginning of year	—	—
NASDAQ listing costs (note 30)	43,998,710	—
Balance at end of year	43,998,710	—